Issued capital	3 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Issued capital
Note 16. Issued capital

	Consolidated
	30 Sep 2024	30 Jun 2024	30 Sep 2024	30 Jun 2024
	Shares	Shares	US$'000	US$'000

Ordinary shares - fully paid and unrestricted	197,129,482	186,367,686	1,843,183	1,764,289
Movements in ordinary share capital

Details	Date	Shares	US$'000

Opening balance as at	1 July, 2024	186,367,686	1,764,289
Shares issued under the ATM Facility		9,138,867	75,502
Share based payment - Vested shares		1,622,929	5,749
Capital raise costs		-	(2,357)

Closing balance as at	30 September, 2024	197,129,482	1,843,183
At-the-market Facility
On 13 September 2023, Iris Energy Limited (d/b/a IREN) entered into an At-the-market ("ATM") Sales Agreement with B. Riley Securities, Inc., Cantor Fitzgerald & Co. and Compass Point Research & Trading, LLC, pursuant to which Iris
Energy Limited (d/b/a IREN) has the option, but not the obligation, to sell up to $300,000,000 of its Ordinary shares through or to the Sales Agents, for a period of up to 36 months.
On 21 March 2024, the Company added Canaccord Genuity LLC, Citigroup Global Markets Inc. and Macquarie Capital (USA) Inc. as Sales Agents pursuant to the Sales Agreement and filed a new prospectus supplement relating to the offer and sales of its ordinary shares under the Sales Agreement, which reflected an increase of $200,000,000 in the aggregate offering price, from an aggregate of up to $300,000,000 under the previously filed prospectus supplement relating to the offer and sale of ordinary shares under the Sales Agreement (“the ATM Facility”).
On 15 May 2024, Iris Energy Limited (d/b/a IREN) filed a new registration statement, including an accompanying prospectus, that provided Iris Energy Limited (d/b/a IREN) with the option, but not the obligation, to sell up to an aggregate of $500,000,000 of its Ordinary shares pursuant to the Sales Agreement. As at 30 September 2024, 117,202,735 shares have been issued under the ATM facility raising total gross proceeds of approximately $846,939,000.
Subsequent to 30 September 2024, the Company issued a further 16,268,604 Ordinary shares for total gross proceeds of approximately $146,265,000.
Loan-funded shares
As at 30 September 2024, there are 1,006,572 (30 June 2024: 1,496,768) loan funded shares. The total number of ordinary shares outstanding (including the loan funded shares) is 198,136,054 as at 30 September 2024 (30 June 2024: 187,864,454).